Supplementary Oil And Gas Information (Capitalized Costs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	$ 51,603	$ 50,953	$ 50,690
Unproved oil and gas properties	1,068	1,295	1,426
Total capital cost	52,671	52,248	52,116
Accumulated DD&A	45,157	45,302	38,312
Net capitalized costs	7,514	6,946	13,804
Canada [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	25,003	26,024	27,259
Unproved oil and gas properties	598	716	968
Total capital cost	25,601	26,740	28,227
Accumulated DD&A	23,012	23,962	20,906
Net capitalized costs	2,589	2,778	7,321
United States [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	26,529	24,825	23,319
Unproved oil and gas properties	470	579	458
Total capital cost	26,999	25,404	23,777
Accumulated DD&A	22,074	21,236	17,294
Net capitalized costs	4,925	4,168	6,483
Other [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved oil and gas properties	71	104	112
Total capital cost	71	104	112
Accumulated DD&A	71	104	112
Net capitalized costs